Document And Entity Information	Dec. 12, 2025
Document Information Line Items
Entity Central Index Key	0002077785
Amendment Description	Amendment No. 3
Document Type	S-1/A
Entity Registrant Name	Iris Acquisition Corp II
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true